SUMMARY OF PROPERTY, PLANT AND EQUIPMENT (Details)	9 Months Ended
Sep. 30, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 3,394,670
Ending balance	5,792,943
Land [member]
IfrsStatementLineItems [Line Items]
Beginning balance	220,242
Ending balance	206,760
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,806,055
Ending balance	2,542,290
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	124,733
Ending balance	186,859
Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	10,526
Ending balance	2,607,688
Generator [member]
IfrsStatementLineItems [Line Items]
Beginning balance	30,819
Ending balance	28,457
Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	202,295
Ending balance	220,889
Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,491,214
Additions	2,887,916
Impact of FX translation	(215,050)
Ending balance	6,164,080
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Beginning balance	220,242
Additions
Impact of FX translation	(13,482)
Ending balance	206,760
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,857,179
Additions
Impact of FX translation	(171,900)
Ending balance	2,685,279
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	126,605
Additions	67,551
Impact of FX translation	(5,425)
Ending balance	188,731
Gross carrying amount [member] | Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,973
Additions	2,735,000
Impact of FX translation
Ending balance	2,746,973
Gross carrying amount [member] | Generator [member]
IfrsStatementLineItems [Line Items]
Beginning balance	31,381
Additions
Impact of FX translation	(1,921)
Ending balance	29,460
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	241,884
Additions	85,365
Impact of FX translation	(22,322)
Ending balance	304,927
Gross carrying amount [member] | Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,950
Additions
Impact of FX translation
Ending balance	1,950
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	96,544
Depreciation during the period	274,593
Ending balance	371,137
Accumulated depreciation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation during the period
Ending balance
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	51,124
Depreciation during the period	91,865
Ending balance	142,989
Accumulated depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,872
Depreciation during the period
Ending balance	1,872
Accumulated depreciation [member] | Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,447
Depreciation during the period	137,838
Ending balance	139,285
Accumulated depreciation [member] | Generator [member]
IfrsStatementLineItems [Line Items]
Beginning balance	562
Depreciation during the period	441
Ending balance	1,003
Accumulated depreciation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	39,589
Depreciation during the period	44,449
Ending balance	84,038
Accumulated depreciation [member] | Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,950
Depreciation during the period
Ending balance	$ 1,950